Capital and reserves - Additional Information (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Thousands					6 Months Ended		12 Months Ended
	Feb. 28, 2018 RUB (₽) ₽ / shares shares	Jan. 29, 2018 RUB (₽)	Feb. 24, 2016 RUB (₽) shares	May 28, 2014 RUB (₽) shares	Jun. 30, 2020 RUB (₽)	Jun. 30, 2019 RUB (₽)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 RUB (₽)	Jun. 30, 2020 € / shares	Jun. 30, 2020 RUB (₽) shares	May 08, 2020 shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 RUB (₽) shares	Oct. 24, 2019 shares	Mar. 01, 2018 ₽ / shares shares
Disclosure of classes of share capital [line items]
Authorized shares | shares												60,000,000			60,000,000
Number of shares issued | shares												50,317,860			50,000,000
Shares issued but not fully paid | shares													317,860
Amount receivable by shareholder												₽ 50
Issue of equity					₽ 50
Par value | € / shares											€ 0.002			€ 0.002
Reductions of share premium	₽ 3,422,874	₽ 3,422,874
Equity						₽ 2,326,136				₽ 3,003,420		2,252,260			₽ 3,388,193
Distributions declared To non-controlling shareholders					66,917	71,485
Dividends paid to non-controlling shareholders					66,975	76,700
Share capital
Disclosure of classes of share capital [line items]
Issue of equity					₽ 50
Equity						8,547				8,547		8,597			8,547
Share premium
Disclosure of classes of share capital [line items]
Equity attributable to share-based compensation												359,483			295,251
Equity						₽ 1,796,857				1,729,400		1,928,109			1,863,877
Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of shares			₽ 5,000,000	₽ 47
Authorized shares | shares	100,000															60,000,000	50,000,000
Number of shares newly issued | shares			99,000	1,000
Par value | ₽ / shares	₽ 1.00																₽ 0.002
Dividend per share | $ / shares							$ 0.50		$ 0.36
Dividends paid to parent							$ 25,000,000	₽ 1,800,520	$ 18,000,000	₽ 1,160,345
Ordinary Share [Member] | Share capital
Disclosure of classes of share capital [line items]
Issue of equity			₽ 8,500
Ordinary Share [Member] | Share premium
Disclosure of classes of share capital [line items]
Issue of equity			₽ 4,991,500
Equity from contribution												₽ 1,568,626			₽ 1,568,626